STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
STOCK-BASED COMPENSATION
Summary of stock option activity

	Time-Based Stock Options
	Number of shares	Weighted average exercise price per share	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Outstanding as of December 31, 2018	2,243,588	$5.29	$2.39	9.8
Granted	472,253	$7.93	$3.14
Forfeited	(434,533)	$5.29	$2.39
Outstanding as of December 31, 2019	2,281,308	$5.84	$2.54	9.0
Granted	221,941	$17.99	$7.02
Forfeited	(173,788)	$14.65	$5.70
Outstanding as of December 31, 2020	2,329,461	$6.36	$2.74	7.6
Exercisable as of December 31, 2020	1,054,059	$5.64	$2.50
Vested or expected to vest, December 31, 2020	2,329,461	$6.36	$2.74

11. STOCK-BASED COMPENSATION (continued)

	Performance-Based Stock Options
	Number of shares	Weighted average exercise price per share	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Outstanding as of December 31, 2018	3,583,923	$5.29	$1.50	9.8
Granted	746,836	$7.96	$2.01
Forfeited	(827,812)	$5.29	$1.50
Outstanding as of December 31, 2019	3,502,947	$5.86	$1.61	9.0
Granted	346,984	$17.99	$4.36
Forfeited	(272,679)	$14.65	$3.59
Outstanding as of December 31, 2020	3,577,252	$6.38	$1.72	7.6
Exercisable as of December 31, 2020	—	$—	$—
Vested or expected to vest, December 31, 2020	—	$—	$—

Schedule of stock options valuation assumptions

	2020		2019
Expected Term	5.59	years	5.67	years
Expected Volatility	38.8%		33.9%
Risk-free Interest Rate	1.7%		1.7%
Expected Dividend Yield	—		—